Rialto Investment Segment Rialto Investment Segment (Other income expense) (Details) - Rialto Investments [Member] - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Schedule of other operating costs and expenses [Line Items]
Gains (losses) on sales of investment real estate	$ 43,671	$ 48,785	$ 21,649
Net gains (losses) Impairments on REO	(26,107)	(16,517)	(11,160)
Real Estate owned, expenses	(58,067)	(44,282)	(56,745)
Rental income, nonoperating	43,898	20,269	16,476
Unrealized gain on bargain purchase acquisition	0	8,532	0
Other income (expense), net	$ 3,395	$ 16,787	$ (29,780)